11. Investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 15,000,000	R$ 15,000,000
Capital stock, shares	683,509,869
Shares issued	683,509,869	683,509,869	683,509,869
Sesamm
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 19,532
Capital stock, shares	19,532,409
Equity interest	36.00%	36.00%	36.00%
Águas de Andradina
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 17,936
Capital stock, shares	17,936,174
Equity interest	30.00%	30.00%	30.00%
Advance for future capital increase	R$ 12
Águas de Castilho
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 2,785
Capital stock, shares	2,785,225
Equity interest	30.00%	30.00%	30.00%
Saneaqua Mairinque
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 4,183
Capital stock, shares	3,141,239
Equity interest	30.00%	30.00%	30.00%
Attend Ambiental
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 37,677
Capital stock, shares	37,677,245
Equity interest	45.00%	45.00%	45.00%
Capital increase	R$ 24,277
Shares issued	24,277,245
Aquapolo Ambiental
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 36,412
Capital stock, shares	42,419,045
Equity interest	49.00%	49.00%	49.00%
Paulista Geradora de Energia
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 8,679
Capital stock, shares	8,679,040
Equity interest	25.00%	25.00%	25.00%